Stock Option Plan (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Summary of Stock Option Activity

A summary of the Company’s stock option activity under the 2015 Plan for the nine months ended September 30, 2019 is as follows:

	Shares Available	Number of Shares Outstanding	Weighted Average Exercise Price Per Share	Weighted Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value (in thousands)
Balances at December 31, 2018	693,879	768,239	$4.62	8.84	$1,291
Stock options authorized	—	—
Stock options granted	(416,919)	416,919	8.63
Stock options exercised	—	(141,707)	4.37
Unvested common shares repurchased	85,103	—	1.02
Stock options forfeited	99,841	(99,841)	5.07

Balances at September 30, 2019	461,904	943,610	$6.82	8.79	$6,416

The following summarizes option activity under the 2015 Plan:

	Shares Available	Number of Shares Outstanding	Weighted Average Exercise Price Per Share	Weighted Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value (in thousands)
Balances at December 31, 2016	539,900	142,037	$1.56	9.47	$426
Stock options authorized	540,554	—
Stock options granted	(306,804)	306,804	1.99
Stock options exercised	—	(50,034)	1.91
Unvested common shares repurchased	37,893	—	1.06
Stock options forfeited	50,147	(50,147)	1.84

Balances at December 31, 2017	861,690	348,660	$1.85	9.02	$526
Stock options authorized	250,000	—
Stock options granted	(497,417)	497,417	6.18
Stock options exercised	—	(17,390)	1.93
Unvested common shares repurchased	19,158	—	1.39
Stock options forfeited	60,448	(60,448)	2.74

Balances at December 31, 2018	693,879	768,239	$4.62	8.84	$1,291

Vested and expected to vest at December 31, 2018		768,223		8.84	$1,291
Exercisable at December 31, 2018		137,159		7.99	$580

Summary of Stock-based Compensation Expense

Total stock-based compensation recognized for both employees and non-employees was as follows (in thousands):

	For the Three Months Ended September 30,		For the Nine Months Ended September 30,
	2018	2019	2018	2019
Research and development	$131	$212	$404	$611
General and administrative	164	219	470	544

Total stock-based compensation expense	$295	$431	$874	$1,155

Total stock-based compensation recognized for both employees and non-employees was as follows (in thousands):

	Year Ended December 31,
	2017	2018
Research and development	394	542
General and administrative	322	628

Total stock-based compensation expense	$716	$1,170

Employees, Officers, Directors, Advisors, and Consultants
Summary of Assumptions Used to Value Stock Option Awards under 2015 Plan

The assumptions used to value employee and director stock option awards granted under the 2015 Plan during the three and nine months ended September 30, 2019 and 2018, using the Black-Scholes option pricing model, were as follows:

	For the Three Months Ended September 30,		For the Nine Months Ended September 30,
	2018	2019	2018	2019
Fair value of common stock	$6.18	$13.62	$6.18	$13.62
Expected term (in years)	5.96 - 6.08	5.01 - 6.07	5.67 - 6.08	5.01 - 6.08
Volatility	81.37% - 81.48%	83.29% - 84.81%	83.69% - 81.48%	83.00% - 84.81%
Risk-free interest rate	2.88%	1.58% - 1.62%	2.62% - 2.88%	1.58% - 2.23%
Dividend yield	—	—	—	—

The assumptions used to value employee and director stock option awards granted under the 2015 Plan during the years ended December 31, 2017 and 2018, using the Black-Scholes option pricing model, were as follows:

Year Ended December 31,
	2017	2018
Fair value of common stock	$3.84 - $6.18	$6.18 - $6.30
Expected term (in years)	5.96 - 6.07	5.67 - 6.08
Volatility	81.50% - 83.06%	80.69% - 81.48%
Risk-free interest rate	1.75% - 2.22%	2.62% - 2.88%
Dividend yield	—	—

Non-employees
Summary of Assumptions Used to Value Stock Option Awards under 2015 Plan

The assumptions used to value non-employee stock option awards granted under the 2015 Plan during the three and nine months ended September 30, 2019 and 2018, using the Black-Scholes option pricing model, were as follows:

	For the Three Months Ended September 30,		For the Nine Months Ended September 30,
	2018	2019	2018	2019
Expected term (in years)	6.60 - 9.70	5.60 - 9.99	6.60 - 9.70	5.60 - 9.99
Volatility	80.12% - 81.73%	82.30% - 83.79%	80.02% - 82.32%	81.43% - 83.79%
Risk-free interest rate	2.75% - 3.02%	1.44% - 2.02%	2.39% - 3.02%	1.44% - 2.67%
Dividend yield	—	—	—	—

The assumptions used to value non-employee stock option awards granted under the 2015 Plan during the years ended December 31, 2017 and 2018, using the Black-Scholes option pricing model, were as follows:

Year Ended December 31,
	2017	2018
Expected term (in years)	7.34 - 10.00	6.34 - 10.00
Volatility	78.92% - 86.03%	78.29% - 85.47%
Risk-free interest rate	1.32% - 2.57%	1.32% - 3.19%
Dividend yield	—	—